SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE UNLISTED OPTIONS (Details)	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.008
Number of options, Opening balance | shares	494,350,000
Average exercise price per share option, Closing balance | $ / shares	$ 0.008	$ 0.008
Number of options, Closing balance | shares	8,400,000	494,350,000
Employee Option Plan [member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.008	$ 0.008
Number of options, Opening balance | shares	492,400,000	521,850,000
Average exercise price per share option, lapsed during the year | $ / shares	$ 0.008	$ 0.012
Number of options, lapsed during the year | shares	(481,500,000)	(29,450,000)
Average exercise price per share option, forfeited during the year | $ / shares	$ 0.008
Number of options, forfeited during the year | shares	(2,500,000)
Average exercise price per share option, Closing balance | $ / shares	$ 0.008	$ 0.008
Number of options, Closing balance | shares	8,400,000	492,400,000